Label	Element	Value
Treasury shares [member]
Increase (decrease) in number of shares outstanding	ifrs-full_IncreaseDecreaseInNumberOfSharesOutstanding	(507,396)
Fortenova Group [Member]
Restricted cash and cash equivalents	ifrs-full_RestrictedCashAndCashEquivalents	€ 25.8